Assets held for sale (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 49,523	$ 56,728	$ 60,048
Buildings [member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	18,920	21,551	24,430
Land [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	27,765	32,338	32,779
Other Assets [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 2,838	$ 2,839	$ 2,839